Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000005503
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%		5.28%	7.41%
Without Sales Load [Member] | C000049238
Average Annual Return [Line Items]
Average Annual Return, Percent	14.48%		5.01%	7.14%
Without Sales Load [Member] | C000049239
Average Annual Return [Line Items]
Average Annual Return, Percent	14.28%		4.75%	6.88%
Without Sales Load [Member] | C000244826
Average Annual Return [Line Items]
Average Annual Return, Percent	14.98%	13.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%		0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%		0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%		0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	6.00%
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.81%		5.10%	6.55%
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.81%		5.10%	6.55%
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.81%		5.10%	6.55%
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.81%	12.52%